Consolidated Statements Of Changes In Stockholders' Equity (USD $) In Thousands	Preferred Stock [Member]	Common Stock [Member]	Common Stock Warrant [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2008				$ 7		$ 1,393	$ 1,400
Net income						2,387	2,387
Balance at Dec. 31, 2009				7		3,780	3,787
Net income						1,569	1,569
1 for 32 reverse split (Restatement Adjustment [Member])		(10)		10
Balance at Dec. 31, 2010 (Originally Stated [Member])		10		(3)		5,349	5,356
Balance at Dec. 31, 2010				7		5,349	5,356
Net income						4,061	4,061
Reverse Recapitalization	(389)			9			(380)
Net proceeds from private placement	10,138		399				10,537
Conversion of preferred stock	(9,749)	10		9,739
Exercise of common stock warrant			(399)	399
Repurchase of common stock					(4,250)		(4,250)
Balance at Dec. 31, 2011		$ 10		$ 10,154	$ (4,250)	$ 9,410	$ 15,324